INCOME TAXES - Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current tax expense	$ 261	$ 325	[1]
Deferred tax (recovery) expense
Origination and reversal of temporary differences	(476)	337
Tax rate changes on deferred tax balances	(1)	8
Decrease (Increase) in tax loss carry forward	62	(257)
Total deferred tax (recovery) expense	(415)	88	[1]
Income tax expense	$ (154)	$ 413

[1]	(1) Comparative 2023 period has been adjusted. See Note 4 Changes in Accounting Policies